Segment disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Segment disclosures [Abstract]
Disclosure of segment geographic information	The following geographic information reflects revenue based on customer location.

	2017 $	2016 $
Revenue
United States	300	—
China	118	118
Switzerland	2	—
Canada	—	55
	420	173